Consolidated Reinsurance	12 Months Ended
Dec. 31, 2016
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Consolidated Reinsurance
Brighthouse Life Insurance Company
(An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)
Schedule IV
Consolidated Reinsurance
December 31, 2016, 2015 and 2014
(Dollars in millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2016
Life insurance in-force	$610,206	$450,000	$7,006	$167,212	4.2%
Insurance premium
Life insurance (1)	$1,850	$909	$67	$1,008	6.6%
Accident & health insurance	376	218	14	172	8.1%
Total insurance premium	$2,226	$1,127	$81	$1,180	6.9%
2015
Life insurance in-force	$591,105	$466,406	$94,863	$219,562	43.2%
Insurance premium
Life insurance (1)	$2,172	$824	$84	$1,432	5.9%
Accident & health insurance	232	239	212	205	103.4%
Total insurance premium	$2,404	$1,063	$296	$1,637	18.1%
2014
Life insurance in-force	$544,635	$450,615	$55,381	$149,401	37.1%
Insurance premium
Life insurance (1)	$2,064	$689	$65	$1,440	4.5%
Accident & health insurance	295	314	30	11	272.7%
Total insurance premium	$2,359	$1,003	$95	$1,451	6.5%
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(1)	Includes annuities with life contingencies.
For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $278.4 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $279.7 billion and $52.9 billion, respectively, and life insurance premiums of $652 million and $56 million, respectively.